ATA INC (Parent Company) (Details)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2012 CNY (¥)
Condensed Financial Statements
Prepaid expenses and other current assets	$ 3,953,097	¥ 24,505,249		¥ 15,092,674
Total assets	73,438,344	455,244,300		491,236,724
Accrued expenses and other current liabilities	8,778,097	54,415,425		68,766,143
Total liabilities	12,570,074	77,921,892		79,344,852
Common shares	566,820	3,513,718		3,474,894
Treasury shares	(1,322,963)	(8,201,045)		(1,029,766)
Additional paid in capital	62,510,534	387,502,800		437,964,776
Accumulated other comprehensive loss	(4,384,043)	(27,176,682)		(27,145,929)
Retained earnings (accumulated deficit)	3,497,922	21,683,617		(1,372,103)
Total shareholders' equity	60,868,270	377,322,408		411,891,872	¥ 375,547,719	¥ 366,414,571
Total liabilities and shareholders' equity	73,438,344	455,244,300		491,236,724
ATA INC.
Condensed Financial Statements
Cash	1,323,455	8,204,099	$ 1,504,668	9,327,438	¥ 41,744,636	¥ 48,532,826
Prepaid expenses and other current assets	29,725	184,266		174,575
Investments in subsidiaries	59,751,156	370,397,418		403,522,684
Total assets	61,104,336	378,785,783		413,024,697
Accrued expenses and other current liabilities	236,066	1,463,375		1,132,825
Total liabilities	236,066	1,463,375		1,132,825
Common shares	566,820	3,513,718		3,474,894
Treasury shares	(1,322,963)	(8,201,045)		(1,029,766)
Additional paid in capital	62,510,534	387,502,800		437,964,776
Accumulated other comprehensive loss	(4,384,043)	(27,176,682)		(27,145,929)
Retained earnings (accumulated deficit)	3,497,922	21,683,617		(1,372,103)
Total shareholders' equity	60,868,270	377,322,408		411,891,872
Total liabilities and shareholders' equity	$ 61,104,336	¥ 378,785,783		¥ 413,024,697